Segment Information (Details 3) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current assets	£ 14,826	£ 30,641	£ 34,386
SPAIN
Disclosure of operating segments [line items]
Non-current assets	1,860	2,154	2,125
UNITED KINGDOM
Disclosure of operating segments [line items]
Non-current assets	12,966	15,331	16,489
UNITED STATES
Disclosure of operating segments [line items]
Non-current assets		£ 13,156	£ 15,772